DERIVATIVE FINANCIAL INSTRUMENTS (Details 3) - USD ($)	3 Months Ended	12 Months Ended
	Mar. 31, 2026	Dec. 31, 2025	Dec. 31, 2024
Investments, All Other Investments [Abstract]
Balances at beginning of period	$ 1,071,944	$ 387,238	$ 217,177
Issuances:
Embedded derivatives	1,378,124	2,259,520	595,722
Warrant derivatives	192,634	35,979
Gain on extinguishment of derivative liability	(28,573)	(1,431,541)	(264,539)
Changes in fair value inputs and assumptions reflected in income	366,009	(179,252)	(161,122)
Balances at end of period	$ 2,980,138	$ 1,071,944	$ 387,238